Shareholder Report, Holdings (Details)	May 31, 2024
Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Class A | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class A | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Class A | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class A | Senior Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class A | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class A | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class A | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class C | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Class C | Asset-Backed Securities_1 [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class C | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Class C | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C | Senior Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class C1 | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Class C1 | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class C1 | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Class C1 | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class C1 | Senior Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class C1 | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class C1 | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class C1 | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class I | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Class I | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class I | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Class I | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class I | Senior Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class I | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class I | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class I | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
Class IS | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Total Investments	50.50%
Class IS | Asset-Backed Securities_1 [Member]
Holdings [Line Items]
Percent of Total Investments	21.10%
Class IS | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
Class IS | Mortgage-Backed Security [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
Class IS | Senior Loan [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Class IS | U.S. Government & Agency Obligation [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
Class IS | Purchased Option [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
Class IS | Short-Term Investment [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%